                            JPMORGAN SPECIALTY FUNDS

                            JPMORGAN GLOBAL 50 FUND
                         SUPPLEMENT DATED MAY 29, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002
                           CLASSES A, B AND C SHARES

    The performance of the MSCI World Index for the one year and life of fund periods ending December 31, 2001 in the Average Annual Total Returns table on page 10 of the Prospectus is hereby deleted in its entirety and replaced by the following:

                                               1 YEAR       Life of Fund
MSCI World Index (reflects no deduction
  for fees, expenses or taxes)                     -16.82           -0.44

                                                                  SUP-G50ABC-502

                            JPMORGAN SPECIALTY FUNDS

                            JPMORGAN GLOBAL 50 FUND
                         SUPPLEMENT DATED MAY 29, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002
                              SELECT CLASS SHARES

    The performance of the MSCI World Index for the one year and life of fund periods ending December 31, 2001 in the Average Annual Total Returns table on page 9 of the Prospectus is hereby deleted in its entirety and replaced by the following:

                                               1 Year       Life of Fund
MSCI World Index (reflects no deduction
  for fees, expenses or taxes)                     -16.82           -0.44

                                                                    SUP-G50S-502